Organization and Principal Activities	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Principal Activities
1.	Organization and Principal Activities
(a) Principal activities
Qutoutiao Inc. (the “Company”), an exempted company with limited liability incorporated in the Cayman Islands, (i) its various equity-owned consolidated subsidiaries, (ii) its controlled affiliates, and (iii) the subsidiaries of its controlled affiliates are collectively referred to as the “Group”. The Group’s principal activity is to operate mobile platforms Qutoutiao (“QTT”), and Midu (“MD”) for the distribution, consumption and sharing of light entertainment content. The Group generates revenue primarily by providing cost-effective and targeted advertising solutions through the mobile platforms in the People’s Republic of China (“PRC”), through its controlled affiliates and their wholly-owned subsidiaries thereof (collectively referred to as the “Affiliated Entities”).
As of December 31, 2022, the Company’s principal subsidiaries and consolidated Affiliated Entities are as follows:

Name of subsidiaries and VIEs	Date of establishment/ acquisition	Place of incorporation	Percentage of direct or indirect economic ownership
Wholly owned subsidiaries of the Company:
InfoUniversal Limited(“InfoUniversal”)	August 2017	Hong Kong	100%
Qtech USA Inc. (“Qtech”)	April 2018	USA	100%
Fun Literature Limited (Cayman) (“Fun Literature”)	October 2018	Cayman Islands	65%
Fun Literature (HK) Limited (“Fun Literature HK”)	October 2018	Hong Kong	100%
Shanghai Quyun Internet Technology Co., Ltd. (“Quyun WFOE”)	October 2017	PRC	100%
Shanghai Dianguan Network Technology Co., Ltd. (“Dianguan”)	February 2018	PRC	100%
QTT Asia Ltd.(“QTT Asia”)	April 2018	British Virgin Islands(“BVI”)	100%
Kubik Media International Ltd. (“Kubik Media”)	May 2018	BVI	100%
Kubik Technology Pte., Ltd. (“Kubik Technology”)	May 2018	Singapore	100%
PT. Sedjahtera Inti Abadi (“Abadi”)	October 2018	Indonesia	100%
AI-Fun Technology Limited (“AI-Fun”)	January 2019	Hong Kong	100%
Fun-Platform Holdings Limited (“Fun-Platform”)	January 2019	Cayman	100%
Striking Technology Holdings limited (“Striking”)	January 2019	Hong Kong	100%
Fun Literature SG Pte. Ltd. (“Fun SG”)	February 2021	Singapore	100%
Shanghai Zhicao Information Technology Co., Ltd. (“Zhicao WFOE”)	December 2018	PRC	100%
Shanghai Chenxing Software Technology Co., Ltd. (“Chenxing”)	Januray 2020	PRC	100%
Shanghai Yanmo Software Technology Co., Ltd. (“Yanmo”)	October 2019	PRC	100%
Shanghai Shuqin Information Technology Co., Ltd. (“Shuqin”)	November 2020	PRC	100%
Shanghai Wennuo Information Technology Co., Ltd. (“Wennuo”)	July 2020	PRC	100%
Hainan Mengbang Network Technology Co., Ltd. (“Mengbang”)	June 2021	PRC	100%
Variable Interest Entity (“VIEs”)
Shanghai Jifen Culture Communications Co., Ltd. (“Jifen or Jifen VIE”)	January 2012	PRC	100%
Beijing Churun Internet Technology Co., Ltd. (“Churun”)	November 2018	PRC	100%
Shanghai Big Rhinoceros Horn Information Technology, Co., Ltd (“Big Rhinoceros Horn”)	November 2018	PRC	100%
Shanghai DragonS Information Technology, Co., Ltd (“ DragonS Information”)	January 2019	PRC	100%
Anhui Zhangduan Internet Technology Co., Ltd. (“Zhangduan”)	March 2017	PRC	100%
Hubei Rapid Information Technology Co., Ltd. (“Rapid Information”)	March 2019	PRC	100%
Shanghai Tuohuan Information Technology Co., Ltd. (“Tuohuan”)	September 2019	PRC	100%
Shanghai Ququanquan Information Technology Co., Ltd. (“Ququanquan”)	October 2019	PRC	100%
Shanghai Xunkai Information Technology Co., Ltd. (“Xunkai”)	October 2019	PRC	100%
Huaian Beixia Information Technology Co., Ltd. (“Beixia”)	November 2020	PRC	100%
Shanghai Yuanyin Information Technology Co., Ltd. (“Yuanyin”)	April 2021	PRC	100%
Shanghai Kuaishen Information Technology Co., Ltd. (“Kuaishen”)	April 2021	PRC	100%
Shanghai Guatian Network Technology Co., Ltd. (“Guatian”)	June 2021	PRC	100%

Name of subsidiaries and VIEs	Date of establishment/ acquisition	Place of incorporation	Percentage of direct or indirect economic ownership
Subsidiaries of Variable Interest Entity (“VIE subsidiaries”)
Shanghai Xike Information Technology Service Co., Ltd. (“Xike”)	July 2016	PRC	100%
Shanghai Tuile Information Technology Service Co., Ltd. (“Tuile”)	July 2016	PRC	100%
Beijing Qukandian Internet Technology Co., Ltd. (“Qukandian”)	April 2017	PRC	100%
Shanghai Heitu Internet Technology Co., Ltd. (“Heitu”)	January 2019	PRC	100%
Shanghai Zheyun Internet Technology Co., Ltd. (“Zheyun”)	January 2019	PRC	100%
Beijing Supreme Pole International Sports Development Co., Ltd. (“Supreme Pole International Sports”)	January 2019	PRC	100%
Tianjin Quwen Internet Technology Co., Ltd. (“Quwen”)	August 2018	PRC	100%
Shanghai Manchuan Information Technology Co., Ltd. (“Manchuan”)	March 2020	PRC	100%
Shanghai Yunxi Information Technology Co., Ltd. (“Yunxi”)	April 2020	PRC	100%
Hubei Xijie Information Technology Co., Ltd. Shanghai Branch (“Xijie”)	January 2020	PRC	100%
Hubei Xijie Information Technology Co., Ltd. (“Xijie”)	January 2019	PRC	100%
Hubei Rapid Information Technology Co., Ltd. Shanghai Branch (“Jietu”)	January 2020	PRC	100%
Shanghai Luoshi Software Technology Co., Ltd. (“Luoshi”)	Januray 2020	PRC	100%
Shanghai Songmang Internet Technology Co., Ltd. (“Songmang”)	December 2019	PRC	100%
Shanghai Miaoqu Internet Technology Co., Ltd. (“Miaoqu”)	December 2019	PRC	100%
Shanghai Xixia Information Technology Co., Ltd. (“Xixia”)	October 2019	PRC	100%
Shanghai Mili Information Technology Co., Ltd. (“Mili”)	March 2020	PRC	100%
Shanghai Kunjie Information Technology Co., Ltd. (“Kunjie”)	March 2020	PRC	100%
Hubei Qingluo Information Technology Co., Ltd. Shanghai Branch (“Qingluo”)	March 2020	PRC	100%
Hubei Qingluo Information Technology Co., Ltd. (“Qingluo”)	March 2019	PRC	100%
Shanghai Guanji Information Technology Co., Ltd. (“Guanji”)	February 2021	PRC	100%
Shanghai Yimao Information Technology Co., Ltd. (“Yimao”)	February 2021	PRC	100%
Shanghai Xier Information Technology Co., Ltd. (“Xier”)	April 2021	PRC	100%
Shanghai Yixun Information Technology Co., Ltd. (“Yixun”)	June 2021	PRC	100%
Hainan Jingxuan Information Technology Co., Ltd. (“Jingxuan”)	June 2021	PRC	100%
Shanghai Chengshan Information Technology Co., Ltd. (“Chengshan”)	March 2021	PRC	100%
(b) Organization
The consolidated financial statements include the financial statements of the Company, its subsidiaries, the Affiliated Entities for which the Company is the primary beneficiary.
Jifen was incorporated in the PRC in 2012 and started the operation of the mobile platforms for distribution, consumption and sharing of light entertainment content (the “principal business”) from 2016. To facilitate offshore financing, an offshore corporate structure was formed in 2017 by incorporating the Company and Quyun WFOE. On October 13, 2017, the Group entered into various arrangements (“VIE Agreements”) as related to its Affiliated Entities or its shareholders in order to comply with PRC laws and regulations on internet business.
By entering the VIE Agreements, Jifen became a VIE whose primary beneficiary is Quyun WFOE and the shareholders of Jifen became the “Nominee Shareholders” of Jifen. The principal terms of the contractual arrangements are described below:
Exclusive Technology Support and Consulting Services Agreement
Under the exclusive technology support and consulting services agreement between Jifen VIE and Quyun WFOE, Quyun WFOE has the exclusive right to provide to Jifen technology support, business management consulting, marketing consultation, products research and development and technology services related to all technologies, and business operations needed for its business. Quyun WFOE owns the exclusive intellectual property rights created because of the performance of this agreement.
The service fee payable by Jifen to Quyun WFOE is determined by Quyun WFOE based on its services provided including various factors such as Quyun WFOE’s incurred technology support and consulting services fees, performance data and Jifen VIE’s revenues. The term of this agreement will expire in 10 years and may be extended at Quyun WFOE’s request prior to the expiration date. Quyun WFOE is entitled to terminate the agreement at any time by providing 30 days’ prior written notice to Jifen VIE. There was no service fee paid and payable from Jifen VIE to Quyun WFOE for this agreement for the years ended December 31, 2020, 2021 and 2022 as Jifen, in aggregated, has been incurring losses.

Exclusive Option Agreement
The parties to the exclusive option agreement entered are Jifen VIE, Quyun WFOE and each of the shareholders of Jifen VIE. Under the exclusive option agreement, each of the shareholders of Jifen VIE irrevocably granted Quyun WFOE or its designated representative(s) an exclusive option to purchase, to the extent permitted under PRC law, all or part of his or its equity interests in Jifen VIE and all or part of assets of Jifen VIE. Quyun WFOE or its designated representative(s) have sole discretion as to when to exercise such options, either in part or in full. The exercise price shall be the lowest allowable share purchase amount permitted by the PRC law for the 100% equity interest (or pro-rata
if Quyun WFOE decides to purchase part of the equity interest). Additionally, the share purchase amount paid by WFOE to the shareholders should be used to settle the outstanding loan amounts under the loan agreement and/or refund back to Quyun WFOE through the method permitted by the PRC law once received. Without Quyun WFOE’s prior written consent, Jifen VIE’s shareholders shall not sell, transfer, mortgage or otherwise dispose their equity interests in Jifen VIE. The agreement expires upon transfer of all shares or assets of Jifen VIE to Quyun WFOE or its designated representative(s). The term of this agreement will expire in 10 years and may be extended at Quyun WFOE’s request prior to the expiration date. Quyun WFOE is entitled to terminate the agreement at any time by providing 30 days’ prior written notice to Jifen VIE.
Voting Rights Proxy Agreement
The parties to the exclusive option agreement are Jifen VIE, Quyun WFOE and each of the shareholders of Jifen VIE, with the exception of The Paper (see below for additional information on The Paper arrangement). Under the agreement, each of the shareholders of Jifen VIE irrevocably granted Quyun WFOE or its designated representative(s) the right to exercise his/her rights as a shareholder of Jifen VIE including hosting board of directors meeting, terminate and nominate board members and senior management of Jifen VIE and other shareholders’ voting rights. During the period that each of Shanghai Quyun and Shanghai Jifen remain in operation, the voting rights proxy agreement shall be irrevocable and continuously effective and valid for ten years from the execution date unless otherwise agreed to by all parties. Upon the expiration of the original term or any renewal term of the voting rights proxy agreement, the agreement shall be automatically renewed for an additional one year period unless, at least 30 days prior to the expiration date, Shanghai Quyun provides notice to the other parties to the voting rights proxy agreement not to renew the agreement.
Loan Agreement
Quyun WFOE has entered into an interest-free loan agreement with Jifen VIE, which may only be used for the purpose of business operations and development of Jifen VIE. Under the terms of the agreement, Quyun WFOE is going to provide unconditional financial support to Jifen VIE and the amount would be agreed between Quyun WFOE and Jifen VIE. Jifen VIE along with its subsidiaries pledge all its shares equity for the outstanding loan. Also, the maturity date of the loan is the earlier of 10 years, the end of Quyun WFOE’s operation period or the end of Jifen VIE’s operation period. Upon maturity, Quyun WFOE or its designated third party may purchase the equity interests in the Jifen VIE at a price equal to the lowest allowable amount for a similar transaction per PRC laws, rules and regulations. Quyun WFOE can also accelerate the payment terms of Jifen VIE to repay the loan using its shares/equity. Additionally, Quyun WFOE should provide unconditional capital support to Jifen VIE.
Equity Interest Pledge Agreement
Pursuant to the equity interest pledge agreement between Quyun WFOE and the shareholders of Jifen VIE, with the exception of The Paper (see below for additional information on The Paper arrangement), the shareholders of Jifen VIE has pledged all of their equity interests in Jifen VIE to Quyun WFOE to guarantee the performance by Jifen VIE and its shareholders’ performance of their respective obligations under the exclusive option agreement, exclusive technology support and business services agreement, voting rights proxy agreement and loan agreement. If Jifen VIE and/or its shareholders breach their contractual obligations under those agreements, Quyun WFOE, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests.

Jifen, under Generally Accepted Accounting Principles in the United States (“US GAAP”), is considered to be a consolidated VIE in which the Company, or its subsidiaries, through contractual arrangements, bears the risks of, and enjoys the rewards normally associated with, ownership of the entity, and therefore the Company or one of its subsidiaries is the primary beneficiary of the entity. Through the aforementioned contractual agreements, the Company has the ability to:

•	exercise effective control over Jifen whereby having the power to direct Jifen’s activities that most significantly drive the economic results of Jifen;

•	receive substantially all of the economic benefits and residual returns, and absorb substantially all the risks and expected losses from the Jifen as if it was their sole shareholder; and

•	have an exclusive option to purchase all of the equity interests in Jifen.
Management evaluated the relationships among the Company, Quyun WFOE and Jifen VIE, and concluded that Quyun WFOE is the primary beneficiary of Jifen VIE. As a result, Jifen’s results of operations, assets and liabilities have been included in the Group’s consolidated financial statements for all the presented periods.
The Group’s other VIEs entered into the VIE Agreements (Exclusive Technology Support and Consulting Services Agreement, Exclusive Option Agreement, Voting Rights Proxy Agreement, Loan Agreement and Equity Interest Pledge Agreement) which have the same terms as those described in Jifen VIE. As a result, these VIEs’ primary beneficiaries are Quyun WFOE and Zhicao WFOE and their shareholders became the “Nominee Shareholders”.
In September 2019, Jifen VIE issued equity interests representing 1% of its enlarged share capital to Shanghai Dongfang Newspaper Co., Ltd., commonly known as “The Paper” at a nominal price. The Paper has designated one representative to Jifen VIE’s Board of Directors to assist with enhancing the quality of contents and ensure the content compliance with the applicable laws on the Company’s platform but does not participate in the VIE’s operational decision making. The Paper will not absorb the losses allocation, if any, from the Jifen VIE. The Company believes that its control over the consolidated VIE and its subsidiaries and the economic benefits received from the consolidated VIE will not be affected and will continue to consolidate the VIE. The 1% equity interests held by The Paper represents a non-controlling
interest of the Group.